GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
		Goodwill	Foreign
		transfer from	Exchange
	December 31,	IT to DT	rate		December 31,
	2011	segment	adjustment	Impairment	2012
IT	$26,980,194	$(2,778,979)	$258,582	$-	$24,459,797
DT	27,003,493	2,778,979	212,476	(26,832,255)	3,162,693
Total	$53,983,687	$-	$471,058	$(26,832,255)	$27,622,490